Equity (Notes)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Equity and Net Earnings Per Unit
EQUITY AND NET EARNINGS PER UNIT

We had 68,245,990 common public units outstanding as of June 30, 2016. Additionally, Tesoro owned 32,445,115 of our common units and 1,900,515 of our general partner units (the 1.9% general partner interest) as of June 30, 2016, which together constitutes a 33% ownership interest.

UNIT ISSUANCE. We closed a registered public offering of 6,325,000 common units representing limited partner interests, including the over-allotment option exercised by the underwriter for the purchase of an additional 825,000 common units, at a public offering price of $47.13 per unit on June 10, 2016. The net proceeds of $293 million are expected to be used for general partnership purposes, which may include future acquisitions, capital expenditures and additions to working capital.

ATM PROGRAM. On August 24, 2015, we filed a prospectus supplement to our shelf registration statement filed with the SEC on August 6, 2015, authorizing the continuous issuance of up to an aggregate of $750 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, referred to as our “ATM Program”). During the three and six months ended June 30, 2016, we issued an aggregate of 732,949 and 792,647 common units, respectively, under our ATM Program, generating proceeds of approximately $36 million and $38 million, respectively, before issuance costs. During the nine months ended September 30, 2016, we issued an aggregate of 1,492,367 common units under our ATM Program, generating proceeds of approximately $72 million before issuance costs. The net proceeds from sales under the ATM Program will be used for general partnership purposes, which may include debt repayment, future acquisitions, capital expenditures and additions to working capital.

CHANGE IN THE CARRYING AMOUNT OF OUR EQUITY (in millions)

		Partnership
	Equity of Predecessors (a)	Common	General Partner	Noncontrolling Interest	Total
Balance at December 31, 2015	$16	$1,707	$(13)	$84	$1,794
Sponsor contributions of equity to the Predecessors	33	—	—	—	33
Loss attributable to the Predecessors	(3)	—	—	—	(3)
Equity offering under ATM Program, net of issuance costs	—	41	—	—	41
Proceeds from issuance of units, net of issuance costs	—	293	—	—	293
Effect of deconsolidation of RGS (b)	—	(2)	—	(84)	(86)
Distributions (c)	—	(149)	(57)	—	(206)
Net earnings attributable to partners	—	107	68	—	175
Contributions (d)	—	12	1	—	13
Other	—	(3)	5	—	2
Balance at June 30, 2016	$46	$2,006	$4	$—	$2,056

(a)	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.

(b)
As the result of the reassessment performed, we deconsolidated RGS causing the derecognition of noncontrolling interest and an opening equity impact totaling $86 million. The cumulative effect to opening equity of $2 million related to the difference in earnings under the equity method of accounting in prior periods.

(c)	Represents cash distributions declared and paid during the six months ended June 30, 2016 relating to the fourth quarter of 2015 and the first quarter of 2016.

(d)
Includes Tesoro and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.

NET EARNINGS PER UNIT. We use the two-class method when calculating the net earnings per unit applicable to limited partners, because we have more than one participating security. At June 30, 2016, our participating securities consist of common units, general partner units and IDRs. Net earnings earned by the Partnership are allocated between the common and general partners in accordance with our partnership agreement. We base our calculation of net earnings per unit on the weighted average number of common limited partner units outstanding during the period.

Diluted net earnings per unit include the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units. Distributions less than or greater than earnings are allocated in accordance with our partnership agreement.

NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net earnings	$81	$66	$172	$135
Net earnings attributable to noncontrolling interest	—	(6)	—	(16)
Net earnings, excluding noncontrolling interest	81	60	172	119
General partner’s distributions	(2)	(2)	(4)	(3)
General partner’s IDRs (a)	(36)	(15)	(66)	(28)
Limited partners’ distributions on common units	(85)	(64)	(161)	(120)
Distributions greater than earnings	$(42)	$(21)	$(59)	$(32)
General partner’s earnings:
Distributions	$2	$2	$4	$3
General partner’s IDRs (a)	36	15	66	28
Allocation of distributions greater than earnings (b)	(3)	(6)	(4)	(11)
Total general partner’s earnings	$35	$11	$66	$20
Limited partners’ earnings on common units:
Distributions	$85	$64	$161	$120
Allocation of distributions greater than earnings	(39)	(15)	(55)	(21)
Total limited partners’ earnings on common units	$46	$49	$106	$99
Weighted average limited partner units outstanding
Common units - basic	95.2	80.7	94.4	80.5
Common units - diluted	95.2	80.8	94.4	80.6
Net earnings per limited partner unit:
Common - basic	$0.48	$0.60	$1.12	$1.23
Common - diluted	$0.48	$0.60	$1.12	$1.23

(a)
IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $2 million and $5 million of IDRs for the three and six months ended June 30, 2015, respectively, waived by TLGP. See Note 12 of our Annual Report on Form 10-K for the year ended December 31, 2015, for further discussion related to IDRs.

(b)
We have revised the historical allocation of general partner earnings to include the Predecessor losses of $3 million and $4 million for the three and six months ended June 30, 2016, respectively, and $6 million and $11 million for the three and six months ended June 30, 2015, respectively.

CASH DISTRIBUTIONS

Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the limited partner unitholders and general partner will receive. The table below summarizes the quarterly distributions related to our quarterly financial results:

QUARTERLY DISTRIBUTIONS

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
December 31, 2015	$0.780	$98	February 12, 2016	February 2, 2016
March 31, 2016	0.810	108	May 13, 2016	May 2, 2016
June 30, 2016	0.842	123	August 12, 2016	August 2, 2016
September 30, 2016 (a)	0.875	131	November 14, 2016	November 4, 2016

(a)	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.